Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2024
Share-Based Compensation [Abstract]
Schedule of Total Outstanding Options	For the year ended June 30, 2024, changes in the status of total outstanding options, were as follows:
	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of June 30, 2023	—	—	—	—
Addition due to acquisition of AIX	4,000,000	0.2305	4.69	—
Outstanding as of June 30, 2024	4,000,000	0.2305	4.69	—

Schedule of Activity of the Service-Based RSUs	A summary of the activity of the service-based RSUs for the year ended June 30, 2024 is presented as follows:
	Number of restricted shares	Weighted average grant-date fair value US$

Unvested as of June 30, 2023	—	—
Granted	—	—
Addition due to acquisition of AIX	536,990	3,410
vested	—	—
Forfeited	—	—
Unvested as of June 30, 2024	536,990	3,410

Schedule of Share Options Outstanding and Activity	A summary of share options outstanding as of June 30, 2024, and activity during the year then ended, is presented below:
	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of June 30, 2023	—	—	—	—
Granted	—	—	—	—
Addition due to acquisition of AIX	11,300,000	0.0500	3.59	3,192
Exercised	-	—	—	—
Forfeited	(1,861,820)	—	—	—
Outstanding as of June 30, 2024	9,438,180	0.0500	3.09	467

A summary of share options outstanding as of June 30, 2024, and activity during the year then ended, is presented below:
	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of June 30, 2023	—	—	—	—
Granted	9,017,413	0.0007	4.11	40.753
Addition due to acquisition of AIX	—	—	—	—
Exercised	-	—	—	—
Forfeited	(7,537,960)	—	—	—
Outstanding as of June 30, 2024	1,479,453	0.0007	3.75	1,962
A summary of share options outstanding as of June 30, 2024, and activity during the year then ended, is presented below:
	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of June 30, 2023	—	—	—	—
Granted	18,088,000	0.1181	3.29	921
Addition due to acquisition of AIX	—	—	—	—
Exercised	—	—	—	—
Forfeited	5,607,280	—	—	—
Outstanding as of June 30, 2024	12,480,720	0.1181	3.09	—

A summary of share options outstanding as of June 30, 2024, and activity during the year then ended, is presented below:
	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of June 30, 2023	—	—	—	—
Granted	800,000	0.05	3.29	95
Addition due to acquisition of AIX	—	—	—	—
Exercised	—	—	—	—
Forfeited	320,000	—	—	—
Outstanding as of June 30, 2024	480,000	0.05	3.09	24

A summary of share options outstanding as of June 30, 2024, and activity during the year then ended, is presented below:
	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of June 30, 2023	—	—	—	—
Granted	4,930,000	0.05	3.10	323
Addition due to acquisition of AIX	—	—	—	—
Exercised	—	—	—	—
Forfeited	1,972,000	—	—	—
Outstanding as of June 30, 2024	2,958,000	0.05	3.09	146

Schedule of Fair Value Options on the Grant Date	The assumptions used in determining the fair value of the 2024 Options on the grant date were as follows:
Assumptions	February 20, 2024
Expected dividend yield (Note i)		0.00%
Risk-free interest rates (Note ii)		4.31%
Expected volatility (Note iii)		70.10%
Expected life in years (Note iv)		4.11
Exercise multiple (Note v)		1
Fair value of options on grant date	US$	4.52

Assumptions	April 16, 2024
Expected dividend yield (Note i)	3.22%
Risk-free interest rates (Note ii)	4.81%
Expected volatility (Note iii)	59.78%
Expected life in years (Note iv)	3.29
Exercise multiple (Note v)	1
Fair value of options on grant date	US$0.0834~US$0.0839
Assumptions	April 16, 2024
Expected dividend yield (Note i)	3.22%
Risk-free interest rates (Note ii)	4.81%
Expected volatility (Note iii)	59.78%
Expected life in years (Note iv)	3.29
Exercise multiple (Note v)	1
Fair value of options on grant date	US$0.1182~US$0.1204
Assumptions	June 25, 2024
Expected dividend yield (Note i)	3.22%
Risk-free interest rates (Note ii)	4.44%
Expected volatility (Note iii)	60.61%
Expected life in years (Note iv)	3.1
Exercise multiple (Note v)	1
Fair value of options on grant date	US$0.0711~US$0.0719